Investments - Categories of Net Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major categories of net investment income
Total investment income	$ 2,508	$ 6,175	$ 7,082
Investment expenses	(71)	(210)	(248)
Net investment income	2,437	5,965	6,834
Fixed maturity securities
Major categories of net investment income
Total investment income	2,155	4,444	4,892
Equity securities
Major categories of net investment income
Total investment income	67	460	477
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	196	1,252	1,681
Policy loans
Major categories of net investment income
Total investment income	(2)	11	12
Other investment
Major categories of net investment income
Total investment income	$ 92	$ 8	$ 20